The WISeKey Group	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The WISeKey Group

Note 1.      The WISeKey Group

WISeKey International Holding Ltd, together with its consolidated subsidiaries (“WISeKey” or the “Company” or the “Group” or the “WISeKey Group”), has its headquarters in Switzerland. WISeKey International Holding Ltd, the ultimate parent of the WISeKey Group, was incorporated in December 2015 and is listed on the Swiss Stock Exchange, SIX SIS AG, with the valor symbol “WIHN” since March 2016 and on the NASDAQ Capital Market exchange with the valor symbol “WKEY” since December 2019.

The Group develops, markets, hosts and supports a range of solutions that enable the secure digital identification of people, content and objects, by generating digital identities that enable its clients to monetize their existing user bases and at the same time, expand its own eco-system. WISeKey’s current focus is on post-quantum cryptography (PQC) in order to provide secure, quantum resistant identification means to the market. WISeKey generates digital identities from its current products and services in Cybersecurity Services, IoT (Internet of Things), Digital Brand Management and Mobile Security.

The Group leads a carefully planned vertical integration strategy through acquisitions of companies in the industry. The strategic objective is to provide integrated services to its customers and also achieve cross-selling and synergies across WISeKey. Through this vertical integration strategy and its R&D efforts around post-quantum security solutions, WISeKey anticipates being able to generate profits in the future.